Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 11,471,243	$ 26,130,493
Amounts receivable	143,225	75,151
Deposits	8,541,630	2,538,434
Prepaid expense	586,581	149,593
Total Current Assets	20,742,679	28,893,671
Furniture and Equipment	0	6,714
Patent Rights	1,172,485	774,225
Total Assets	21,915,164	29,674,610
Current Liabilities:
Accounts payable and accrued liabilities	6,447,888	2,218,352
Warrant liability	11,250,167	17,849,460
Total Liabilities	17,698,055	20,067,812
Shareholders' Equity
Share Capital	170,502,394	154,016,519
Contributed Surplus	6,652,409	5,146,784
Warrants		741,917
Deficit	(172,937,694)	(150,298,422)
Total Equity	4,217,109	9,606,798
Total liabilities and equity	$ 21,915,164	$ 29,674,610